Debt and Equity Securities	12 Months Ended
Dec. 31, 2011
Debt and Equity Securities [Abstract]
Debt and Equity Securities
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2011 consist of the following:

	September 30,	September 30,	September 30,	September 30,
	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$2,425	103	—	2,528
Obligations of states and political subdivisions	12,039	699	—	12,738

	$14,464	802	—	15,266

	September 30,	September 30,	September 30,	September 30,
	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$114,819	268	161	114,926
Mortgage-backed:
GSE residential	192,989	1,379	201	194,167
Obligations of states and political subdivisions	1,521	117	—	1,638

	$309,329	1,764	362	310,731

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $7,586,000 (fair value of $7,735,000) at December 31, 2010. There were no collateralized mortgage obligations at December 31, 2011.

The Company’s classification of securities at December 31, 2010 is as follows:

	September 30,	September 30,	September 30,	September 30,
	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$1,637	19	6	1,650
Obligations of states and political subdivisions	11,759	369	88	12,040

	$13,396	388	94	13,690

	September 30,	September 30,	September 30,	September 30,
	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government and Federal agencies	$2,004	8	—	2,012
U.S. Government-sponsored enterprises (GSEs)*	157,089	235	2,646	154,678
Mortgage-backed:
GSE residential	121,838	31	3,069	118,800
Obligations of states and political subdivisions	1,522	27	7	1,542

	$282,453	301	5,722	277,032

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

The amortized cost and estimated market value of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30,	September 30,
	In Thousands
		Estimated
	Amortized	Market
Securities Held-To-Maturity	Cost	Value

Due in one year or less	$535	541
Due after one year through five years	5,898	6,169
Due after five years through ten years	3,654	3,895
Due after ten years	1,952	2,133

	12,039	12,738
Mortgage-backed securities	2,425	2,528

	$14,464	15,266

	September 30,	September 30,
	In Thousands
		Estimated
	Amortized	Market
Securities Available-For-Sale	Cost	Value

Due in one year or less	$—	—
Due after one year through five years	79,309	79,349
Due after five years through ten years	37,031	37,215
Due after ten years	—	—

	116,340	116,564
Mortgage-backed securities	192,989	194,167

	$309,329	310,731

Results from sales of debt and equity securities are as follows:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Gross proceeds	$26,452	59,532	56,452

Gross realized gains	$192	551	551
Gross realized losses	—	19	51

Net realized gains	$192	532	500

Securities carried in the balance sheet of approximately $118,504,000 (approximate market value of $118,979,000) and $147,308,000 (approximate market value of $144,801,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2011 and 2010, respectively.

Included in the securities above are $11,538,000 (approximate market value of $12,203,000) and $11,257,000 (approximate market value of $11,539,000) at December 31, 2011 and 2010, respectively, in obligations of political subdivisions located within the State of Tennessee. Management purchases only obligations of such political subdivisions it considers to be financially sound.

Securities that have rates that adjust prior to maturity totaled $20,000 (approximate market value of $20,000) and $26,000 (approximate market value of $27,000) at December 31, 2011 and 2010, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011.

Available for sale and held to maturity securities that have been in a continuous unrealized loss position are as follows:

	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx
In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number			Number
			of			of
	Fair	Unrealized	Securities	Fair	Unrealized	Securities	Fair	Unrealized
	Value	Losses	Included	Value	Losses	Included	Value	Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$—	$—	—	$—	$—
Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$—	$—	—	$—	$—	—	$—	$—

Available-for-Sale Securities:
Debt securities:
GSEs	$48,810	161	14	$—	—	—	$48,810	$161

Mortgage-backed:

GSE residential	58,130	201	12	—	—	—	58,130	201

Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$106,940	$362	26	$—	$—	—	$106,940	$362